Leases - Navios Holdings Future Revenue for Chartered-Out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Dry bulk vessels
Property Subject To Or Available For Operating Lease [Line Items]
2018	$ 35,420
2019	2,458
2020	0
2021	0
2022	0
Total minimum revenue, net of commissions	37,878
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2018	138,384
2019	104,721
2020	77,209
2021	62,290
2022	55,450
2023 and thereafter	699,388
Total minimum revenue, net of commissions	$ 1,137,442